Business Combination - Summary of Purchase Price Allocated on Date of Acquisition (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Combination [Line Items]
Goodwill		¥ 4,025,420	$ 575,627	¥ 3,124,828	¥ 3,124,828
Giga.AI Technology Limited [Member]
Business Combination [Line Items]
Net assets acquired (including cash and cash equivalents of RMB3,982)	¥ 858,227
Intelligent driving technology with an estimated useful life of 10 years	401,454
Goodwill	821,728
Deferred tax liabilities	(100,364)
Total	1,981,045
Less: non-controlling interests	(604,791)
Total purchase price	1,376,254
Total purchase price is comprised of:
Cash consideration paid	608,227
Fair value of preferred shares converted from convertible notes	286,598
Fair value of preferred shares previously acquired	481,429
Total purchase price	¥ 1,376,254